SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-06554

                           AB Global Bond Fund, Inc.
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York 10105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

                          Copies of communications to:
                                 Paul M. Miller
                              Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001

                      Date of fiscal year end: September 30

             Date of reporting period: July 1, 2017 - June 30, 2018

Item 1.  Proxy Voting Record.

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-06554
Reporting Period: 07/01/2017 - 06/30/2018
AB Global Bond Fund, Inc.









========================== AB Global Bond Fund, Inc. ===========================


GOLDEN ENERGY OFFSHORE AS

Ticker:                      Security ID:  R2R70WAA0
Meeting Date: DEC 19, 2017   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Summons                         For       For          Management
2     Approve Agenda                          For       For          Management
3     Elect Minutes keepers                   For       For          Management
4     Adopt Proposal                          For       For          Management


--------------------------------------------------------------------------------

GOLDEN ENERGY OFFSHORE SERVICES AS

Ticker:                      Security ID:  R2R712107
Meeting Date: MAY 31, 2018   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Open Meeting; Registration of           None      None         Management
      Attending Shareholders and Proxies
2     Elect Chairman of Meeting; Designate    For       Abstain      Management
      Inspector(s) of Minutes of Meeting
3     Approve Notice of Meeting and Agenda    For       Abstain      Management
4     Accept Financial Statements and         For       Abstain      Management
      Statutory Reports
5     Approve Remuneration of Auditors        For       Abstain      Management
6     Approve Remuneration of Directors in    For       Abstain      Management
      the Amount of EUR 7,000 for Per Ivar
      Fagervoll, and EUR 4,000 for Polymnia
      Lazopoulou and Kyriakos Zarvanos Each
7     Approve Stock Option Plan for Board of  For       Abstain      Management
      Directors and Key Employees


--------------------------------------------------------------------------------

SANDRIDGE ENERGY, INC.

Ticker:       SD             Security ID:  80007P869
Meeting Date: JUN 19, 2018   Meeting Type: Proxy Contest
Record Date:  APR 20, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
      Management Universal Proxy (White       None
      Proxy Card)
1a    Elect Director Sylvia K. Barnes         For       For          Management
1b    Elect Director Kenneth H. Beer          For       For          Management
1c    Elect Director Michael L. Bennett       For       For          Management
1d    Elect Director William (Bill) M.        For       For          Management
      Griffin, Jr.
1e    Elect Director David J. Kornder         For       For          Management
1f    Elect Director Bob G. Alexander         None      Withhold     Shareholder
1g    Elect Director Jonathan Christodoro     Withhold  Withhold     Shareholder
1h    Elect Director Nancy Dunlap             None      Withhold     Shareholder
1i    Elect Director Jonathan Frates          Withhold  Withhold     Shareholder
1j    Elect Director Nicholas Graziano        Withhold  Withhold     Shareholder
1k    Elect Director John "Jack" Lipinski     None      Withhold     Shareholder
1l    Elect Director Randolph C. Read         None      Withhold     Shareholder
2     Amend Shareholder Rights Plan (Poison   For       Against      Management
      Pill)
3     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
4     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
#     Proposal                                Diss Rec  Vote Cast    Sponsor
      Dissident Proxy (Gold Proxy Card)       None
1.1   Elect Director Jonathan Frates          For       Did Not Vote Shareholder
1.2   Elect Director Nicholas Graziano        For       Did Not Vote Shareholder
1.3   Elect Director John "Jack" Lipinski     For       Did Not Vote Shareholder
1.4   Elect Director Bob G. Alexander         For       Did Not Vote Shareholder
1.5   Elect Director Randolph C. Read         For       Did Not Vote Shareholder
1.6   Elect Director Jonathan Christodoro     For       Did Not Vote Shareholder
1.7   Elect Director Nancy Dunlap             For       Did Not Vote Shareholder
2     Amend Shareholder Rights Plan (Poison   Against   Did Not Vote Management
      Pill)
3     Ratify PricewaterhouseCoopers LLP as    For       Did Not Vote Management
      Auditors
4     Advisory Vote to Ratify Named           Against   Did Not Vote Management
      Executive Officers' Compensation

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                      Registrant:  AB Global Bond Fund, Inc.


                                      By: Robert M. Keith*
                                          -----------------------
                                          Chief Executive Officer



                                      Date:  August 31, 2018


*By: /s/ Nancy E. Hay
     -------------------
         Nancy E. Hay
         (Attorney-in-fact)

                               POWER OF ATTORNEY
                               -----------------

            KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby revokes all prior powers granted by the undersigned to the extent inconsistent herewith and constitutes and appoints Robert M. Keith, Emilie D. Wrapp, Eric C. Freed, Nancy E. Hay and Stephen J. Laffey and each of them, to act severally as attorney-in-fact and agent, with power of substitution and resubstitution, for the undersigned in any and all capacities, solely for the purpose of signing the respective Registration Statements, and any amendments thereto, on Form N-1A and any other filings of:

-AB Bond Fund, Inc.
-AB Cap Fund, Inc.
-AB Core Opportunities Fund, Inc.
-AB Corporate Shares
-AB Discovery Growth Fund, Inc.
-AB Equity Income Fund, Inc.
-AB Fixed-Income Shares, Inc.
-AB Global Bond Fund, Inc.
-AB Global Real Estate Investment Fund, Inc.
-AB Global Risk Allocation Fund, Inc.
-AB High Income Fund, Inc.
-AB Institutional Funds, Inc.
-AB Large Cap Growth Fund, Inc.
-AB Municipal Income Fund, Inc.
-AB Municipal Income Fund II
-AB Relative Value Fund, Inc.
-AB Sustainable Global Thematic Fund, Inc.
-AB Sustainable International Thematic Fund, Inc.
-AB Trust
-AB Unconstrained Bond Fund, Inc.
-AB Variable Products Series Fund, Inc.
-The AB Portfolios
-Sanford C. Bernstein Fund II, Inc.

and filing the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.



                                           /s/ Robert M. Keith
                                           ------------------------
                                               Robert M. Keith

Dated: May 3, 2018